Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	2,360,647
Options exercisable, Number outstanding | shares	887,913
0.36-0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	41,734
Options outstanding, Weighted average exercise price	$ 0.73
Options outstanding, Weighted average remaining contractual life	11 months 19 days
Options exercisable, Number outstanding | shares	41,734
Options exercisable, Weighted average exercise price	$ 0.73
Options exercisable, Weighted average remaining contractual life	11 months 19 days
0.36-0.92 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.36
0.36-0.92 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.92
1.14-1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	21,299
Options outstanding, Weighted average exercise price	$ 1.60
Options outstanding, Weighted average remaining contractual life	6 years 4 days
Options exercisable, Number outstanding | shares	21,299
Options exercisable, Weighted average exercise price	$ 1.6
Options exercisable, Weighted average remaining contractual life	6 years 4 days
2.07-2.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	473,688
Options outstanding, Weighted average exercise price	$ 2.14
Options outstanding, Weighted average remaining contractual life	6 years 5 months 23 days
Options exercisable, Number outstanding | shares	319,266
Options exercisable, Weighted average exercise price	$ 2.15
Options exercisable, Weighted average remaining contractual life	6 years 5 months 16 days
9.38-9.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	145,000
Options outstanding, Weighted average exercise price	$ 9.47
Options outstanding, Weighted average remaining contractual life	8 years 8 months 5 days
Options exercisable, Number outstanding | shares	46,875
Options exercisable, Weighted average exercise price	$ 9.47
Options exercisable, Weighted average remaining contractual life	8 years 5 months 1 day
9.97-10.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	616,783
Options outstanding, Weighted average exercise price	$ 10.04
Options outstanding, Weighted average remaining contractual life	8 years 1 month 24 days
Options exercisable, Number outstanding | shares	238,193
Options exercisable, Weighted average exercise price	$ 10.03
Options exercisable, Weighted average remaining contractual life	7 years 11 months 12 days
9.97-10.10 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.97
9.97-10.10 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 10.10
11.49-11.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	66,000
Options outstanding, Weighted average exercise price	$ 11.86
Options outstanding, Weighted average remaining contractual life	8 years 9 months 18 days
Options exercisable, Number outstanding | shares	17,625
Options exercisable, Weighted average exercise price	$ 11.84
Options exercisable, Weighted average remaining contractual life	8 years 9 months 3 days
12.97-15.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	479,811
Options outstanding, Weighted average exercise price	$ 14.19
Options outstanding, Weighted average remaining contractual life	8 years 2 months 1 day
Options exercisable, Number outstanding | shares	202,921
Options exercisable, Weighted average exercise price	$ 13.91
Options exercisable, Weighted average remaining contractual life	7 years 8 months 23 days
15.80-21.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	516,332
Options outstanding, Weighted average exercise price	$ 17.74
Options outstanding, Weighted average remaining contractual life	9 years 7 months 21 days
Options exercisable, Number outstanding | shares